Federated Hermes Government Obligations Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Institutional Shares [Member] | IS
Prospectus [Line Items]
Average Annual Return, Percent	4.17%	3.15%	2.08%